Deferred Tax Assets and Liabilities - Additional Information (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Capital losses for which no deferred tax assets has been recognized	$ 69,300,000	$ 148,000,000
Temporary differences arising from investments in subsidiaries for which deferred tax liabilities not recognised	$ 0	$ 0